SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, VIE and VIE’s subsidiaries for which the Company is the primary beneficiary. All significant inter-company balances and transactions between the Company, its subsidiaries, the VIE and the VIE’s subsidiaries are eliminated.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities in the ordinary course of business.

During the year ended March 31, 2026, the Company incurred a net loss of approximately RMB27.8 million and incurred net cash outflows from operating activities of approximately RMB146.3 million. These conditions indicate that the Company’s operations have not yet generated sufficient operating cash flows to fund ongoing business activities and were considered by management in its assessment of the Company’s ability to continue as a going concern.

During fiscal year 2026, the Company completed several equity financing transactions, raising aggregate gross proceeds of approximately US$46.7 million, which significantly strengthened the Company’s liquidity position. As a result, cash and cash equivalents and restricted cash increased to approximately RMB262.1 million as of March 31, 2026, and the Company had positive working capital at year end.

Accordingly, the Company’s liquidity position at March 31, 2026 was primarily supported by the completed equity financing transactions.

Management performed its going concern assessment in accordance with ASC 205-40, Presentation of Financial Statements—Going Concern, and considered the Company’s historical operating performance, current financial position, forecast cash flows, expected operating cash requirements and available sources of liquidity for the twelve-month period following the issuance date of these consolidated financial statements.

In performing its assessment, management gave significant consideration to the Company’s existing cash resources and the proceeds received from the completed equity financing transactions, together with its forecast operating cash requirements. Management also considered planned operating initiatives, including continued cost optimisation, active working capital management and prudent management of discretionary operating expenditures, which are intended to further support the Company’s liquidity position.

Although the Company expects to continue generating operating cash outflows until its operations produce sustainable positive operating cash flows , management believes that the Company’s existing cash resources, together with the proceeds from the completed equity financing transactions, provide sufficient liquidity to enable the Company to meet its obligations as they become due for at least twelve months from the issuance date of these consolidated financial statements.

Accordingly, while the Company’s historical operating losses and negative operating cash flows initially raised substantial doubt regarding its ability to continue as a going concern, management concluded that its plans alleviate that substantial doubt. Therefore, the accompanying consolidated financial statements have been prepared on a going concern basis.

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability or classification of assets or the amounts and classification of liabilities that might result should the Company be unable to continue as a going concern.

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Management evaluates these estimates and assumptions on a regular basis. Significant accounting estimates reflected in the Company’s consolidated financial statements is following:

●	Expected Credit Losses (“ECL”) Assessment for Accounts Receivable and Other Receivables
●	Recoverability of Prepaid Expenses, Other Current Assets and Subscription Receivables
●	Valuation of Inventories at the Lower of Cost or Net Realizable Value
●	Impairment Assessment of Property, Plant and Equipment
●	Valuation Allowance Assessment of Deferred Tax Assets

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments with original maturities of three months or less at the date of purchase, that are readily convertible to known amounts of cash and have insignificant risk of changes in value related to changes in interest rates.

Restricted cash

Restricted cash represents cash balances that are subject to restrictions on withdrawal or use. As of March 31, 2026, the Company’s restricted cash primarily comprised bank deposits frozen pursuant to judicial preservation orders in connection with ongoing legal proceedings. Such balances are not available for general operating purposes until the relevant legal restrictions are lifted. Restricted cash is classified as current or non-current based on the expected timing of the release of the restrictions.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Accounts receivable, net

Accounts receivable and other receivables are reflected in the Company’s consolidated balance sheets at their estimated collectible amounts. A substantial majority of its accounts receivable are derived from sales to well-known technological clients. The Company follows the allowance method of recognizing uncollectible accounts receivable and other receivables, pursuant to which the Company regularly assesses its ability to collect outstanding customer invoices and make estimates of the collectability of accounts receivable and other receivables. The Company estimates expected credit losses over the contractual life of its accounts receivable and records an allowance for credit losses based on management’s assessment of the collectability of outstanding balances. The allowance for doubtful accounts is reviewed on a timely basis to assess the adequacy of the allowance. In estimating the allowance for credit losses, the Company considers historical credit loss experience, the financial condition of customers, aging of receivables, historical payment patterns, current economic conditions and reasonable and supportable forecasts that may affect the collectability of outstanding balances.

The allowance is reassessed at each reporting date. Changes in customer-specific factors, historical loss experience or economic conditions may result in revisions to the estimated allowance for credit losses, which are recognized in the consolidated statements of comprehensive loss in the period such changes become known.

Concentration of credit risk and major customers

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable and other current assets. The maximum exposure of such assets to credit risk is their carrying amounts as at the balance sheet dates. As of March 31, 2025 and 2026, the aggregate amounts of cash and cash equivalents, and restricted cash are RMB109.2 million and RMB262.1 million respectively.

To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits with large financial institutions in PRC. The Company conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Company estimates an allowance for credit losses based on historical loss experience, current conditions and reasonable and supportable forecasts. As of March 31, 2025 and 2026, the Company recorded RMB52.8 million and RMB32.4 million of allowances for accounts receivable, respectively.

Major customers and accounts receivable —During the year ended March 31, 2024, the Company had three customers that accounted over 10% of revenues, and revenue from the customers amounted to RMB37.8 million, RMB24.3 million and RMB20.0 million, respectively, relate to OEM/ ODM services segment. During the year ended March 31, 2025, the Company had one customer that accounted for more than 10% of total revenues of RMB26.5 million. During the year ended March 31, 2026, the Company had two customers that accounted over 10% of revenues, and revenue from the customers amounted to RMB39.8 million, and RMB22.2 million, respectively, relate to OEM/ ODM services segment.

Major suppliers —During the year ended March 31, 2024, the Company had two suppliers that accounted over 10% of total purchases and processing fees from the supplier amounted to RMB56.9 million. During the year ended March 31, 2025, the Company had three supplier that accounted over 10% of total purchases and processing fees from the supplier amounted to RMB115.4 million. During the year ended March 31, 2026, the Company had four suppliers that accounted over 10% of total purchases and processing fees from the supplier amounted to RMB141.0 million.

Inventories

Inventories consist of raw materials, finished goods and work in process and are stated at the lower of cost or net realizable value, with cost determined using the weighted-average method. Cost includes raw materials, direct labor, other direct costs, consignment manufacturing costs and manufacturing overhead.

The Company evaluates inventories at each reporting date for excess, slow-moving and obsolete items. In assessing the appropriate inventory reserve, management considers factors including inventory aging, historical and expected sales, product life cycles, forecast demand and estimated net realizable value. Inventory items that have remained on hand for an extended period, including inventories aged over one year where recovery is not expected, are generally fully reserved unless sufficient evidence supports their recoverability. Inventories are written down to their estimated net realizable value when cost is not expected to be recovered.

During the year ended March 31, 2026, the Company recorded a reversal of inventory write-downs of approximately RMB4.0 million. The reversal primarily resulted from the sale or utilization of inventories that had previously been written down, together with updated assessments of their net realizable value. The Company did not change its inventory valuation methodology during the year.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance and repairs are charged to expenses as incurred. Depreciation of property and equipment are provided using the straight-line method over their estimated useful lives as follows:

Useful life
Office real estate	48 years
Furniture and equipment	3 – 6 years
Production and other machineries	5 – 10 years

Upon retirement or sale of an asset, the cost of the asset and the related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is credited or charged to other (income) expenses, net.

Intangible assets, net

Intangible asset results from the acquisition of licensed software and customer relationships. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. The Company accounts for such licensed software with definite lives and amortized using the straight-line method over its estimated useful life of 3 to 10 years.

Impairment of long-lived assets

The Company reviews the carrying value of long-lived assets to be held and used when events and circumstances warrants such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset. Fair value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets to be disposed are determined in a similar manner, except that fair market values are reduced for the cost to dispose. An impairment charge of RMB 9 million and nil was recognized as of March 31, 2025 and 2026.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Fair value of financial instruments

Under the FASB’s authoritative guidance on fair value measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining the fair value, the Company uses various methods including market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable inputs. The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on observability of the inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.

Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

Level 1	Valuations for assets and liabilities traded in active exchange markets. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2	Valuations for assets and liabilities traded in less active dealer or broker markets. Valuations are obtained from third party pricing services for identical or similar assets or liabilities.

Level 3	Valuations for assets and liabilities that are derived from other valuation methodologies, including option pricing models, discounted cash flow models and similar techniques, and not based on market exchange, dealer or broker traded transactions. Level 3 valuations incorporate certain unobservable assumptions and projections in determining the fair value assigned to such assets.

All transfers between fair value hierarchy levels are recognized by the Company at the end of each reporting period. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. The inputs or methodology used for valuing financial instruments are not necessarily an indication of the risks associated with investment in those instruments.

Fair Value of Financial Instruments

Borrowings — The fair value of the Company’s borrowings approximates their carrying amounts as the borrowings bear interest at rates that are comparable to current market rates for similar instruments. The fair value is estimated using observable market inputs and is classified as a Level 2 measurement within the fair value hierarchy.

Other financial items for disclosure purpose — The carrying amounts of the Company’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, other receivables, accounts payable, borrowings due within one year, and other payables and accrued liabilities, approximate their fair values due to the short-term nature of these instruments.

Government Grants

Government grants are recognized in the balance sheet initially when there is reasonable assurance that they will be received and that the enterprise will comply with the conditions attached to them. When the Company received the government grants but the conditions attached to the grants have not been fulfilled, such government grants are deferred and recorded as deferred revenue. As of March 31, 2025 and 2026, deferred revenue from government grants was RMB 2.5 million and RMB 0.7 million, respectively. The classification of short-term or long-term liabilities depends on management’s expectation of when the conditions attached to the grant can be fulfilled. Grants that compensate the Company for expenses incurred are recognized as other income in statement of income on a systematic basis in the same periods in which the expenses are incurred. Government subsidies recognized as other income in the consolidated statement of comprehensive loss for the years ended March 31, 2024, 2025 and 2026 were RMB2.4 million, RMB2.9 million and RMB1.9 million, respectively.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Determination of incremental borrowing rate for leases

The Company determines the incremental borrowing rate (“IBR”) used to measure lease liabilities when the implicit rate in the lease is not readily determinable, in accordance with ASC 842, Leases. The IBR represents the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term and in a similar economic environment for an amount equal to the lease payments.

In determining the IBR, the Company considers factors including the lease term, the Company’s credit profile, the nature and quality of the underlying collateral, and prevailing market borrowing rates for comparable financing arrangements. The Company may also consider observable market data and adjustments for differences in economic conditions, lease terms, and collateralization.

The determination of the incremental borrowing rate requires significant judgment. Changes in the Company’s credit profile, market interest rates, or other relevant factors could result in changes to the incremental borrowing rate used to measure future lease liabilities and right-of-use assets.

The Company determines whether an arrangement is or contains a lease at contract inception. Right-of-use (“ROU”) assets and lease liabilities are recognized at the commencement date for leases with terms greater than 12 months. The Company classifies leases as either operating leases or finance leases in accordance with ASC 842.

ROU assets represent the Company’s right to use the underlying leased assets during the lease term, while lease liabilities represent the obligation to make lease payments arising from the leases. Lease liabilities are initially measured at the present value of future lease payments over the lease term. ROU assets are initially measured based on the corresponding lease liabilities, adjusted for lease payments made at or before the commencement date, initial direct costs incurred and lease incentives received.

Most of the Company’s leases do not provide an implicit interest rate. Accordingly, the Company uses its incremental borrowing rate at the lease commencement date to determine the present value of lease payments. When the implicit rate is readily determinable, that rate is used.

Lease terms may include renewal or termination options when it is reasonably certain that the Company will exercise those options. Lease expense for operating leases is recognized on a straight-line basis over the lease term.

The Company has elected the short-term lease recognition exemption for all classes of underlying assets. Accordingly, leases with an initial term of 12 months or less that do not include a purchase option reasonably certain to be exercised are not recognized on the consolidated balance sheets, and the related lease payments are recognized as lease expense over the lease term.

Renewal periods are included in the lease term only when the Company is reasonably certain to exercise the renewal option. Otherwise, optional renewal periods are excluded from the measurement of the related ROU assets and lease liabilities.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Revenue recognition

The Company derives revenue principally from the sale of mobile phones, notebook computers and accessories. Revenue from contracts with customers is recognized using the following five steps:

1.	Identify the contract(s) with a customer;

2.	Identify the performance obligations in the contract;

3.	Determine the transaction price;

4.	Allocate the transaction price to the performance obligations in the contract; and

5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

A contract contains a promise (or promises) to transfer goods or services to a customer. A performance obligation is a promise (or a group of promises) that is distinct. The transaction price is the amount of consideration the Company expects to be entitled from a customer in exchange for providing the goods or services.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

The unit of account for revenue recognition is a performance obligation (a good or service). A contract may contain one or more performance obligations. Performance obligations are accounted for separately if they are distinct. A good or service is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and the good or service is distinct in the context of the contract. Otherwise, performance obligations are combined with other promised goods or services until the Company identifies a bundle of goods or services that is distinct. Promises in contracts which do not result in the transfer of a good or service are not performance obligations, as well as those promises that are administrative in nature, or are immaterial in the context of the contract. The Company has addressed whether various goods and services promised to the customer represent distinct performance obligations. The Company applied the guidance of ASC Topic 606-10-25-16 through 18 in order to verify which promises should be assessed for classification as distinct performance obligations.

The Company’s revenue is primarily derived from original equipment manufacturing (OEM) and original design manufacturing (ODM) services for well-known brands positioned in the emerging middle class consumer groups and price-sensitive consumers in emerging markets. Refer to Note 15 to the consolidated financial statements for disaggregation of the Company’s revenue by type of product and geography information for the years ended March 31, 2024, 2025 and 2026.

The following table disaggregates the Company’s revenue by type of contract for the years ended March 31, 2024, 2025 and 2026:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
OEM/ODM	172,156	250,997	196,385
Total	172,156	250,997	196,385

1) Cooperation with OEM/ODM customers

Revenue is measured based on the consideration to which the Company expects to be entitled in a contract with a customer and excludes amounts collected on behalf of third parties. The Company generates its revenue through product sales, and shipping terms generally indicate when it has fulfilled its performance obligations and passed control of products to its customer, when the goods have been shipped to the customer’s specific location (delivery). Following delivery, the customer has full discretion over the manner of distribution and price to sell the goods, has the primary responsibility when selling the goods and bears the risks of obsolescence and loss in relation to the goods but has no right to return the products (other than for defective products). A receivable is recognized by the Company when the goods are delivered to the customer as this represents the point in time at which the right to consideration becomes unconditional, as only the passage of time is required before payment is due. Revenue from OEM/ODM customers does not meet the criteria to be recognized over time since 1) it does not have the right of payment for the performance completed to date, 2) its work neither creates or enhances an asset controlled by customers until goods are delivered to the customer, 3) customers do not receive and consume benefits simultaneously provided by its performance.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Contract assets and liabilities

Contract assets, such as costs to obtain or fulfill contracts, are an insignificant component of the Company’s revenue recognition process. The majority of the Company’s cost of fulfillment as a manufacturer of products is classified as inventories and property and equipment, which are accounted for under the respective guidance for those asset types. Other costs of contract fulfillment are immaterial due to the nature of the Company’s products and their respective manufacturing processes.

Contract liabilities are mainly advance from customers.

Warranty

The Company offers a standard product warranty that the product will operate under normal use. For products sold to OEM/ODM customers, the warranty period generally ranges from one to two years from the time of final acceptance. In general, the Company ships free spare parts as product warranty to these customers while the products are sold. For products sold to end users through retailers in India, the warranty period includes a one year warranty to end users. The Company has the obligation, at its option, to either repair or replace the defective product. The customers cannot separately purchase the warranty and the warranty doesn’t provide the customer with additional services other than assurance that the product will function as expected. At the time revenue is recognized, an estimate of future warranty costs is recorded as a component of cost of revenues. The reserves established are regularly monitored based upon historical experience and any actual claims charged against the reserve.

Value added tax

In the PRC, value added tax (“VAT”) of 17% (before May 1, 2018), 16% (from May 1, 2018 to April 1, 2019) and 13% (after April 1, 2019 until present) on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The Company reports revenue net of VAT. The VIE and its subsidiary in China that are VAT general tax payers are allowed to offset qualified VAT paid against their output VAT liabilities.

Cost of sales

Cost of sales consists primarily of material costs, direct labor costs, other direct costs, consignment manufacturing cost and manufacturing overhead, which are directly attributable to the production of products. Write-down of inventories to lower of cost or net realizable value is also recorded in cost of sales.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Research and development costs

All research and development costs, including patent application costs, are expensed as incurred. Research and development costs total RMB 16.6 million, RMB9.5 million and RMB5.4 million for the years ended March 31, 2024, 2025 and 2026, respectively, and are included within general and administrative expenses in the consolidated statements of comprehensive loss.

Employee social security and welfare benefits

The employees of the Company are entitled to social benefits in accordance with the relevant regulations of the countries in which these companies are incorporated. The social benefits of the employees of the Company in the PRC include medical care, welfare subsidies, unemployment insurance, employment housing fund and pension benefits. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB 1.0 million, RMB0.9 million and RMB0.6 million for the years ended March 31, 2024, 2025 and 2026, respectively.

Borrowing costs

Borrowing costs attributable directly to the acquisition, construction or production of qualifying assets which require a substantial period of time to be ready for their intended use or sale, are capitalized as part of the cost of those assets. Income earned on temporary investments of specific borrowings pending their expenditure on those assets is deducted from borrowing costs capitalized. All other borrowing costs are recognized in interest expenses in the consolidated statement of comprehensive loss in the period in which they are incurred.

Income taxes

Income taxes are accounted for using the asset and liability method as prescribed by ASC 740 “Income Taxes.” Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance would be provided for those deferred tax assets for which if it is more likely than not that the related benefit will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Company’s uncertain tax positions and determining its provision for income taxes. The Company recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of comprehensive income. The Company did not recognize any interest and penalties associated with uncertain tax positions for the years ended March 31, 2024, 2025 and 2026. As of March 31, 2025 and 2026, the Company did not have any significant unrecognized uncertain tax positions.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Statutory reserves

Pursuant to the laws applicable to the PRC, domestic PRC entities must make appropriations from after-tax profit to non-distributable reserves funds. Subject to the limits of 50% of the entity’s registered capital, the statutory surplus reserve fund requires annual appropriations of 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). These reserve funds can only be used for specific purposes and are not distributable as cash dividends. Appropriation has been made to these statutory reserve funds of RMB nil for the years ended March 31, 2024, 2025 and 2026.

Non-controlling interest

A non-controlling interest in a subsidiary of the Company represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheets and net loss and other comprehensive loss are attributed to controlling and non-controlling interests.

Foreign currency translation and transactions

The reporting currency of the Company is the RMB. The Company’s subsidiaries, consolidated VIE and VIE’s subsidiaries with operations in the PRC, Hong Kong, and other jurisdictions generally use their respective local currencies as their functional currencies, except that UTime Trading uses United States dollar (“US$”) as its functional currency. The financial statements of the Company’s subsidiaries, other than the consolidated VIE and VIE’s subsidiary with the functional currency in RMB, are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities, historical exchange rate for equity amounts and the average rate during the reporting period for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity.

In the financial statements of the Company’s subsidiaries and consolidated VIE and VIE’s subsidiary, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in other (income) expenses, net in the consolidated statements of comprehensive loss.

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows from RMB into USD as of and for the year ended March 31, 2026 are solely for the convenience of the reader and has been made at the exchange rate quoted by the central parity of RMB against the USD by the People’s Bank of China on March 31, 2026 of USD 1.00 = RMB6.8980. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on March 31, 2026, or at any other rate.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Comprehensive loss

Comprehensive loss comprises net loss and other comprehensive income (loss). The Company’s other comprehensive income (loss) consists solely of foreign currency translation adjustments.

Share-Based Compensation

The Company uses the fair value recognition provision of ASC Topic 718, Compensation-Stock Compensation, which requires the Company to expense the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of such instruments over the vesting period.

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Segment reporting

The Company follows ASC 280, Segment Reporting, which requires disclosure of segment information based on the manner in which management allocates resources and assesses performance. The chief operating decision maker (“CODM”), identified as the Company’s Chief Executive Officer, evaluates operating performance and allocates resources based on consolidated financial information.

The Company determined that it operates as a single operating and reportable segment as the CODM reviews consolidated operating results, financial performance and cash flows on a company-wide basis, and discrete financial information for individual business activities is not regularly reviewed for purposes of allocating resources or assessing performance. All of the Company’s revenue is derived from OEM/ODM activities.

Loss per share

Basic net loss per share is the amount of net loss available to each share of ordinary shares outstanding during the reporting period. Diluted net loss per share is the amount of net loss available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares, if any. Basic and diluted loss per share for each of the periods presented are calculated as follows:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Numerator:
Net loss attributable to UTime Limited, basic and diluted	(60,884)	(670,087)	(27,836)
Denominator:
Weighted average shares outstanding, basic and diluted*	331	721	56,302
Net loss attributable to UTime Limited per ordinary share:
Continuing operations	(97.50)	(929.38)	(0.49)
Discontinued operations	(86.47)	-	-

*	On March 31, 2025, the Company effected a 10-for-1 share consolidation of its ordinary shares; on November 21, 2025, the Company completed a 100-for-1 share consolidation of its Class A ordinary shares; and on February 17, 2026, the Company effected a 5-for-1 share consolidation of its ordinary shares; and on June 22, 2026, the Company effected a 10-for-1 share consolidation of its Class A ordinary shares. All share and per share information presented in the accompanying condensed consolidated financial statements have been retrospectively adjusted to reflect these share consolidation events.

UTIME LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Recently issued accounting standards

ASU 2024-03 — Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Expense Disaggregation Disclosures: In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Expense Disaggregation Disclosures. This ASU requires additional disclosures about specific expense categories, including purchases of inventory, employee compensation, depreciation, and intangible asset amortization included in relevant expense captions. The amendments also require qualitative disclosures regarding remaining amounts within expense captions and disclosure of total selling expenses and the entity’s definition of selling expenses.

The amendments in ASU 2024-03 are effective for fiscal years beginning after December 15, 2026, and interim reporting periods within fiscal years beginning after December 15, 2027. For the Company, the guidance will be effective for the fiscal year beginning April 1, 2027 and interim periods beginning April 1, 2028. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statement disclosures.

ASU 2023-09 — Income Taxes (Topic 740): Improvements to Income Tax Disclosures: In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, primarily related to rate reconciliation and income taxes paid.

The amendments are effective for fiscal years beginning after December 15, 2024. The Company adopted this standard effective April 1, 2025. The adoption did not have a material impact on the Company’s consolidated financial position, results of operations, or cash flows, as the standard only expands existing disclosures and does not affect the recognition, measurement, or classification of income tax assets and liabilities.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280), which enhances segment disclosure requirements, including for entities with a single reportable segment. The guidance requires disclosure of significant segment expenses, other segment items, and the CODM’s title and position, along with an explanation of how the CODM uses the reported measure(s) to assess performance and allocate resources. The ASU also expands interim disclosure requirements.

The standard is effective for fiscal years beginning after December 15, 2023, and for interim periods beginning after December 15, 2024, with retrospective application required. The Company adopted this standard effective April 1, 2025. The adoption did not have a material impact on the Company’s consolidated financial position, results of operations, or cash flows, as the standard only expands existing disclosures

The Company has adopted all accounting standards that became effective for fiscal years beginning on or before April 1, 2025, including ASU 2016-13, Financial Instruments—Credit Losses (Topic 326), and related amendments. The adoption of these standards did not have a material impact on the Company’s unaudited consolidated financial statements unless otherwise disclosed.